Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	₺ 8,235,989	₺ 8,232,637
Additions	79,432	(30,218)
Disposals	(504)	(3,473)
Transfers	153	1,831
Impairment	(1,986)	(3,181)
Effects of movements in exchange rates	27,326	38,393
Balance at end of year	8,340,410	8,235,989
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	14,482,018	13,540,980
Additions	1,172,847	888,413
Disposals	(8,624)	(6,632)
Transfers	153	1,831
Effects of movements in exchange rates	32,479	57,426
Balance at end of year	15,678,873	14,482,018
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	6,246,029	5,308,343
Additions	1,093,415	918,631
Disposals	(8,120)	(3,159)
Impairment	1,986	3,181
Effects of movements in exchange rates	5,153	19,033
Balance at end of year	7,338,463	6,246,029
Construction in progress [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	142,875	52,597
Additions	620,463	478,179
Transfers	(638,357)	(391,496)
Effects of movements in exchange rates	2,656	3,595
Balance at end of year	127,637	142,875
GSM and other telecommunication operating licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	8,039,431	3,950,729
Additions	10,154	34,494
Disposals		(4)
Transfers	69,945	4,021,090
Effects of movements in exchange rates	20,098	33,122
Balance at end of year	8,139,628	8,039,431
GSM and other telecommunication operating licenses [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,878,895	1,429,944
Additions	537,162	445,069
Disposals		(4)
Effects of movements in exchange rates	3,173	3,886
Balance at end of year	2,419,230	1,878,895
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	6,076,405	5,342,056
Additions	470,457	329,836
Disposals	(8,624)	(6,444)
Transfers	569,153	390,248
Effects of movements in exchange rates	9,725	20,709
Balance at end of year	7,117,116	6,076,405
Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	4,237,996	3,771,710
Additions	537,805	454,111
Disposals	(8,120)	(2,972)
Impairment	1,219
Effects of movements in exchange rates	1,980	15,147
Balance at end of year	4,770,880	4,237,996
Transmission lines [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	71,602	71,506
Additions	218	96
Balance at end of year	71,820	71,602
Transmission lines [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	58,203	52,058
Additions	3,498	3,615
Impairment	767	2,530
Balance at end of year	62,468	58,203
Central betting system operating right [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	11,981	11,907
Transfers		74
Balance at end of year	11,981	11,981
Central betting system operating right [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	10,588	9,663
Additions	903	925
Balance at end of year	11,491	10,588
Indefeasible right of usage [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	46,017	42,132
Additions	66,539	3,885
Balance at end of year	112,556	46,017
Indefeasible right of usage [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	18,785	15,446
Additions	4,489	3,339
Balance at end of year	23,274	18,785
Brand name [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,040	7,040
Balance at end of year	7,040	7,040
Brand name [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	5,808	5,104
Additions	704	704
Balance at end of year	6,512	5,808
Customer base [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	15,512	15,512
Balance at end of year	15,512	15,512
Customer base [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	11,286	10,111
Additions	488	1,175
Balance at end of year	11,774	11,286
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	32,834	32,834
Balance at end of year	32,834	32,834
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	38,321	29,713
Additions	5,016	8,607
Disposals		(184)
Transfers	(588)	185
Balance at end of year	42,749	38,321
Other [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	24,468	14,307
Additions	8,366	9,693
Disposals		(183)
Impairment		651
Balance at end of year	₺ 32,834	24,468
4.5g license not yet available for use [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		3,984,954
Additions		33,316
Transfers		₺ (4,018,270)